Interest rate risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	₩ 1,172,624	₩ 1,165,985
Long-term borrowings	3,258,015	2,434,624
Debt securities		51,146,783
Total	61,034,627	54,747,392	₩ 53,639,205
Floating interest rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	24,235	290,873
Long-term borrowings	2,358,860	1,743,252
Debt securities	0	685,700
Total	₩ 2,383,095	₩ 2,719,825